Income Taxes - Additional Information (Detail) $ in Thousands	12 Months Ended				24 Months Ended	36 Months Ended	72 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Invested Enterprise To Its Immediate Holding Company	10.00%	10.00%
Net tax operating losses from PRC subsidiaries	¥ 2,939,900,000				¥ 2,939,900,000
Unrecognized tax benefits	15,000,000.0		¥ 117,468,000	¥ 593,000	15,000,000.0			$ 2,175	$ 17,031
Unrecognized tax benefits on net basis against the deferred tax assets related to tax loss carry forwards	0		108,100,000		0
Unrecognized tax benefits income tax penalties and interest expense	¥ 0
Description of income tax examination	tax years ended December 31, 2019 through period ended December 31, 2022 remain open to examination by the PRC tax authorities	tax years ended December 31, 2019 through period ended December 31, 2022 remain open to examination by the PRC tax authorities
Net Income (Loss) Attributable to Parent	¥ (806,883,000)	$ (116,987)	(6,429,059,000)	¥ (3,176,914,000)
WFOE [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	15,000,000.0		¥ 9,400,000		¥ 15,000,000.0			2,200
Hong Kong [Member] | TwoTieredProfits Tax Regime [Member]
Income Tax Disclosure [Line Items]
Net Income (Loss) Attributable to Parent	¥ 2,000,000
Hong Kong [Member] | Tax Rate Sixteen Point Five Percent [Member] | TwoTieredProfits Tax Regime [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%	16.50%
Hong Kong [Member] | Profits On First HK Two Million [Member] | TwoTieredProfits Tax Regime [Member]
Income Tax Disclosure [Line Items]
Income tax rate	8.25%	8.25%
China [Member]
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%
Net tax operating losses from PRC subsidiaries | $								$ 426,300
China [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Tax losses carry forwards period	10 years	10 years
Operating Loss Carry Forwards Expiration Year	2029	2029
China [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Tax losses carry forwards period	5 years	5 years
Operating Loss Carry Forwards Expiration Year	2024	2024
China [Member] | Qualifying Small Scale Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate	20.00%	20.00%
Threshold Percentage Of Reduction Of Taxable Income Eligible For Qualifying Enterprises With Minimal Profits					12.50%		75.00%
China [Member] | Qualifying Small Scale Enterprises [Member] | More Than 1 Million But Less Than 3 Million [Member]
Income Tax Disclosure [Line Items]
Threshold Percentage Of Reduction Of Taxable Income Eligible For Qualifying Enterprises With Minimal Profits					50.00%
Percentage Of Reduced CIT Rate Eligible For Qualifying Enterprises With Minimal profits					20.00%		20.00%
China [Member] | Qualifying Small Scale Enterprises [Member] | More Than 1 Million But Less Than 3 Million [Member] | Forecast [Member]
Income Tax Disclosure [Line Items]
Threshold Percentage Of Reduction Of Taxable Income Eligible For Qualifying Enterprises With Minimal Profits						25.00%